Unaudited Interim Consolidated Statements of Comprehensive Income/ (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (19,758,486)	$ 1,870,881
Other comprehensive income:
Foreign currency translation	534,181	22,953
Total comprehensive (loss)/income	$ (19,224,305)	$ 1,893,834